Submission	Oct. 24, 2025
Submission [Line Items]
Central Index Key	0001590715
Registrant Name	AMERICAN RESOURCES CORPORATION
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Issuer Name	American Resources Corporation